UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter ended:  6/30/00

Check here if Amendment  ; Amendment Number:
     This Amendment (check only one.):  is a restatement.
                                        adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK INVESTMENTS L.P.
Address:  300 CRESCENT COURT, SUITE 700
          DALLAS, TEXAS 75201

Form 13F File Number:     28-6078

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

     /X/ Laurence H. Lebowitz          Dallas, Texas       August 11, 2000
         Managing Director

Report Type (Check only one.):

     X    13F HOLDINGS REPORT.

          13F NOTICE.

          13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $308,246 (thousands)

     Information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE


                     TITLE OF             VALUE   SHARES/  SH/      PUT/
INVSTMNT             OTHER                VOTING AUTHORITY
NAME OF ISSUER       CLASS         CUSIP  (X$1000)      PRN AMT     PRN    CALL  DISCRETN MANAGERS
SOLE                 SHARED        NONE
----------------------             -----  -----   -------- -------  ---    ----  -------- --------  -
---                  ------        ----
ADVANTA CORP        CL B         007942204      1956   227200  SHR                   227200    0
0
ALPINE GROUP INC    COM          020825105      1507   231900  SHR                   231900    0
0
AMGEN INC           COM          031162100      204    2900    SHR                   2900 0    0
BANK TOKYO-MITSUBISHI LTD        SPONSORED ADR  065379109  3276          270000 SHR
270000              0            0
BIO TECHNOLOGY GEN CORP          COM     090578105     528 40000         SHR              40000
0                   0
BRIGHTPOINT INC     SBLYON ZRO144A18     109473AA6     573 1900000       PRN              1900000
0                   0
BRIGHTPOINT INC     SB LYON ZERO  18     109473AC2     23  75000         PRN              75000
0                   0
CKE RESTAURANTS INC SB NT CV 4.25%04     12561EAB1     10842   23094000  PRN              23094000
0                   0
CAPSTAR HOTEL CO    SUB NT CV4.75%04     140918AC7     5408    7060000   PRN              7060000
0                   0
CENDANT CORP        RT PUR PRIDES        151313111     5103    604800    SHR              604800
0                   0
CHASE MANHATTAN CORP NEW         COM     16161A108     3224    70000     SHR              70000
0                   0
CISCO SYS INC       COM          17275R102      3687   58000   SHR                   58000     0
0
ELAN PLC            WT EXP  011403       284131802     9931    200500    SHR              200500
0                   0
FLOWERS INDS INC    COM          343496105      2217   111200  SHR                   111200    0
0
HRPT PPTYS TR       SB DBCV-A 7.5%03     40426WAB7     5191    5535000   PRN              5535000
0                   0
HEALTHCARE RLTY TR  SB DB CV 6.55%02     421946AA2     7096    8400000   PRN              8400000
0                   0
IMMUNEX CORP NEW    COM          452528102      578    11700   SHR                   11700     0
0
KEEBLER FOODS CO    COM          487256109      7194   194100  SHR                   194100    0
0
KELLSTROM INDS INC  SB NT CV 5.75%02     488035AC0     2138    5090000   PRN              5090000
0                   0
LAMAR ADVERTISING CO             NT CV    5.25%06      512815AF8         3339   3000000   PRN
3000000             0            0
LOOKSMART LTD       COM          543442107      222    12000   SHR                   12000     0
0
MBL INTL FIN BERMUDA TR          GTD NT EXCH 3%02      55262XAA2         86228  83920000  PRN
83920000            0            0
MEDITRUST CORP      DEB CONV  7.5%01     58501TAC2     19162   21895000  PRN              21895000
0                   0
MEDTRONIC INC       COM          585055106      2600   52200   SHR                   52200     0
0
METHODE ELECTRS INC CL A         591520200      1546   40000   SHR                   40000     0
0
MICROSOFT CORP      COM          594918104      640    8000    SHR                   8000 0    0
MOLEX INC           COM          608554101      2986   62000   SHR                   62000     0
0
MOLEX INC           CL A         608554200      1153   32900   SHR                   32900     0
0
NEWS CORP LTD       SP ADR PFD   652487802      3008   64000   SHR                   64000     0
0
NORTH AMERN VACCINE INC          SB NT CV 144A 03      657201AA7         3317   3350000   PRN
3350000             0            0
NORTH AMERN VACCINE INC          SUB NT CV 6.5%03      657201AC3         10248  10345000  PRN
10345000            0            0
OMEGA HEALTHCARE INVS INC        SUB DB CV 8.5%01      681936AG5         1034   1150000   PRN
1150000             0            0
ORACLE CORP         COM          68389X105      1316   16000   SHR                   16000     0
0
ORGANOGENESIS INC   COM          685906109      515    45000   SHR                   45000     0
0
PAINE WEBBER GROUP INC           COM     695629105     187 4100          SHR              4100 0
0
RAYTHEON CO         CL B         755111408      264    13700   SHR                   13700     0
0
RITE AID CORP       COM          767754104      6505   991200  SHR                   991200    0
0
SEAGATE TECHNOLOGY  COM          811804103      78217  1398300 SHR                   1398300   0
0
SERVICEMASTER CO    COM          81760N109      74     6500    SHR                   6500 0    0
SUPERIOR TELECOM INC             COM     868365107     682 68640         SHR              68640
0                   0
THERMO FIBERTEK INC SUB DB CV 144A04     88355WAA3     1566    1900000   PRN              1900000
0                   0
TOTAL RENAL CARE HLDGS INC       COM     89151A107     1353    225000    SHR              225000
0                   0
UNITED STATES CELLULAR CORP      COM     911684108     6869    109900    SHR              109900
0                   0
UNITEDGLOBALCOM     CL A         913247508      2727   58300   SHR                   58300     0
0
WINSTAR COMMUNICATIONS INC       COM     975515107     30  900 SHR                   900  0    0
ZIFF-DAVIS INC      COM ZD       989511100      1785   197000  SHR                   197000    0
0

